ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Summary of revenue and operating income (loss) from the acquisitions
The following summarizes the revenue and operating income (loss) from the acquisitions included in the Company's consolidated statements of operations for the years ended December 31, 2012 and 2011:

	For the year ended December 31,
	2012		2011
	Revenues	Operating Income (loss)	Revenues	Operating Income (loss)
	(in thousands)		(in thousands)
NGAS acquisition [1]	$19,611	$18,453	$16,581	$(28,698)
NuLoch acquisition [1]	64,045	(66,862)	18,524	901
Eagle Operating assets	5,500	(3,019)	—	—
TransTex assets	7,014	(393)	—	—
Baytex Energy USA assets	18,430	(6,649)	—	—
VIRCO acquisition	1,094	450	—	—
[1] The revenues and operating income (loss) of NGAS and the Canadian operations of NuLoch are excluded from loss from continuing operations because they are now classified as discontinued operations.

Schedule of pro forma information

	Pro Forma
	For the Year Ended December 31,
	2012	2011
	(in thousands, unaudited)
Total revenue	$159,085	$113,159
Operating loss	(108,177)	(34,646)
Net loss	(150,777)	(105,412)
Net loss attributable to Magnum Hunter Resources Corporation	(146,764)	(105,661)
Net loss attributable to common shareholders	$(188,736)	$(136,889)
Loss per common share, basic and diluted	(1.21)	(0.92)

NGAS Resources, Inc.
Acquisitions
Summary of purchase price and fair value of the net assets acquired
The following table summarizes the purchase price and the fair values of the net assets from NGAS acquired (in thousands, except share per share information):

Fair value of total purchase price:
6,635,478 shares of common stock issued on April 13, 2011 at $7.99 per share	$53,017
Senior credit facility paid off at closing	33,282
NGAS 6% convertible notes paid off in cash at closing	13,683
Contract payment in cash	12,929
Other long-term debt assumed	6,160
350,626 shares of common stock issued for change in control payments at $7.99 per share	2,802
Tax on change of control payments paid in cash	1,363
Common stock warrants settled in cash	1,044
Common stock warrants issued in conversion of NGAS warrants	190
Total	$124,470
Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	$(11,028)
Oil and gas properties	135,121
Equipment and other fixed assets	9,055
Asset retirement obligation	(8,678)
Total	$124,470
Working capital deficit assumed:
Cash	$1,908
Accounts receivable	3,662
Prepaid Expenses	416
Inventory	278
Accounts payable	(9,009)
Revenue payable	(1,547)
Payroll tax payable	(206)
Advances	(3,751)
Deferred compensation	(379)
Accrued Liabilities	(2,400)
Total working capital deficit assumed	$(11,028)

NuLoch Resources
Acquisitions
Summary of purchase price and fair value of the net assets acquired
The following table summarizes the purchase price and the estimates of the fair values of the net assets of NuLoch acquired (in thousands except shares and per share amounts):

Fair value of total purchase price:
38,131,846 shares of common stock issued on May 3, 2011 at $7.40 per share	$282,175
4,275,998 exchangeable shares at $7.40 per share	31,643
Debt assumed	18,770
Net deferred tax liability	97,912
Total	$430,500
Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	$(20,711)
Oil and gas properties	447,540
Equipment and other fixed assets	5,167
Asset retirement obligation	(1,496)
Total	$430,500
Working capital deficit assumed:
Cash	$640
Accounts receivable	5,951
Prepaid expenses	359
Accounts payable	(27,661)
Total working deficit assumed	$(20,711)

Eagle Operating, Inc.
Acquisitions
Summary of purchase price and fair value of the net assets acquired
The acquisition was accounted for using the acquisition method of accounting, which requires the net assets acquired to be recorded at their fair values. The following table summarizes the purchase price and the estimates of fair values of the net assets acquired (in thousands, except shares and per share information):

Fair value of total purchase price:
296,859 shares of common stock issued on March 30, 2012 at $6.41 per share	$1,902
Cash	50,974
Total	$52,876
Amounts recognized for assets acquired and liabilities assumed:
Oil and gas properties	$54,832
Asset retirement obligation	(1,956)
Total	$52,876

Trans Tex Gas Services
Acquisitions
Summary of purchase price and fair value of the net assets acquired
The following table summarizes the purchase price and the estimates of fair values of the net assets acquired from TransTex (in thousands):

Fair value of total purchase price:
Cash	$46,047
Eureka Hunter Holdings Class A Common Units	12,453
Total	$58,500
Amounts recognized for assets acquired and liabilities assumed:
Working capital	$525
Equipment and other fixed assets	15,575
Other assets	1,306
Goodwill (Note 8)	30,602
Intangible assets (Note 8)	10,492
Total	$58,500

Baytex
Acquisitions
Summary of purchase price and fair value of the net assets acquired
The following table summarizes the purchase price and the preliminary estimates of fair values of the net assets acquired (in thousands):

Fair value of total purchase price:
Cash	$312,018
Total	$312,018
Amounts recognized for assets acquired and liabilities assumed:
Oil and gas properties	$312,294
Asset retirement obligation	(276)
Total	$312,018

Viking International Resources Co., Inc
Acquisitions
Summary of purchase price and fair value of the net assets acquired
The following table summarizes the purchase price and the preliminary estimates of fair values of the net assets acquired (in thousands):

Fair value of total purchase price:
Cash	$37,349
2,774,850 depositary shares evidencing Series E Preferred Stock issued on November 2, 2012, valued at $23.50 per share	65,209
Escrow settlement	(1,750)
Total	$100,808
Amounts recognized for assets acquired and liabilities assumed:
Oil and gas properties	$110,224
Current assets	1,676
Equipment and other fixed assets	970
Accounts payable and accrued expenses	(3,928)
Other long-term liabilities	(2,362)
Asset retirement obligation	(5,772)
Total	$100,808